UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE



       Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment               [_]  Amendment Number: ______

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Management, L.L.C.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Terence M. Hogan
Title:      Managing Member
Phone:      (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan        Westport, Connecticut         May 15, 2013
--------------------       ----------------------      --------------------
     [Signature]              [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total: $1,514,805
                                        (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1.        028-10545                Addison Clark Fund, L.P.

2.        028-10547                Addison Clark Offshore Fund, Ltd.



                                                        FORM 13F INFORMATION TABLE
                                                      Addison Clark Management, LLC
                                                              March 31, 2013


COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)   PRN AMT   PRN CALL    DISCRETION   MANGRS  SOLE     SHARED NONE
3M CO                         COM               88579Y101  103,099     969,800     PUT   SHARED-DEFINED  1,2       969,800
BABCOCK & WILCOX CO NEW       COM               05615F102   65,204   2,295,108 SH        SHARED-DEFINED  1,2     2,295,108
BOSTON SCIENTIFIC CORP        COM               101137107   21,751   2,785,000 SH        SHARED-DEFINED  1,2     2,785,000
BOYD GAMING CORP              COM               103304101   16,947   2,049,161 SH        SHARED-DEFINED  1,2     2,049,161
CALPINE CORP                  COM NEW           131347304   90,577   4,396,956 SH        SHARED-DEFINED  1,2     4,396,956
CELANESE CORP DEL             COM SER A         150870103   31,517     715,480 SH        SHARED-DEFINED  1,2       715,480
CHESAPEAKE ENERGY CORP        COM               165167107   84,838   4,156,695 SH        SHARED-DEFINED  1,2     4,156,695
CHURCHILL DOWNS INC           COM               171484108   11,027     157,443 SH        SHARED-DEFINED  1,2       157,443
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192       73     910,400 SH        SHARED-DEFINED  1,2       910,400
DEVON ENERGY CORP NEW         COM               25179M103   68,161   1,208,094 SH        SHARED-DEFINED  1,2     1,208,094
EMERSON ELEC CO               COM               291011104   31,078     556,264 SH        SHARED-DEFINED  1,2       556,264
EXXON MOBIL CORP              COM               30231G102   67,583     750,000     PUT   SHARED-DEFINED  1,2       750,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   19,507     727,600     PUT   SHARED-DEFINED  1,2       727,600
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   81,658   2,467,011 SH        SHARED-DEFINED  1,2     2,467,011
FULL HOUSE RESORTS INC        COM               359678109       72      25,609 SH        SHARED-DEFINED  1,2        25,609
GENERAL DYNAMICS CORP         COM               369550108   71,291   1,011,075 SH        SHARED-DEFINED  1,2     1,011,075
HERCULES OFFSHORE INC         COM               427093109   57,320   7,725,108 SH        SHARED-DEFINED  1,2     7,725,108
INTERNATIONAL BUSINESS MACHS  COM               459200101   31,995     150,000     PUT   SHARED-DEFINED  1,2       150,000
ISLE OF CAPRI CASINOS INC     COM               464592104   23,534   3,741,527 SH        SHARED-DEFINED  1,2     3,741,527
LEGG MASON INC                COM               524901105   76,415   2,376,824 SH        SHARED-DEFINED  1,2     2,376,824
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   90,580   2,393,125 SH        SHARED-DEFINED  1,2     2,393,125
MOSAIC CO NEW                 COM               61945C103   46,794     785,000 SH        SHARED-DEFINED  1,2       785,000
MOSAIC CO NEW                 COM               61945C103   13,019     218,400     PUT   SHARED-DEFINED  1,2       218,400
NRG ENERGY INC                COM NEW           629377508   76,179   2,875,778 SH        SHARED-DEFINED  1,2     2,875,778
PENN NATL GAMING INC          COM               707569109   57,838   1,062,606 SH        SHARED-DEFINED  1,2     1,062,606
SAIC INC                      COM               78390X101   94,787   6,995,367 SH        SHARED-DEFINED  1,2     6,995,367
SPIRIT AIRLS INC              COM               848577102   56,595   2,231,672 SH        SHARED-DEFINED  1,2     2,231,672
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401    7,170     112,500     PUT   SHARED-DEFINED  1,2       112,500
TOYOTA MOTOR CORP             SP ADR REP2COM    892331307   26,153     254,800 SH        SHARED-DEFINED  1,2       254,800
WELLCARE HEALTH PLANS INC     COM               94946T106   28,205     486,627 SH        SHARED-DEFINED  1,2       486,627
WELLPOINT INC                 COM               94973V107   63,839     963,899 SH        SHARED-DEFINED  1,2       963,899





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